Segmented information - Segmented assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SEGMENTED ASSETS AND LIABILITIES
Capital expenditure	$ 247.3	$ 284.2
Total assets	2,476.8	2,250.1
Total liabilities	1,520.9	1,460.8
Total capital expenditures	247.3	284.2
Rainy River
SEGMENTED ASSETS AND LIABILITIES
Assets	1,077.1	1,090.2
Liabilities	371.5	374.8
Capital expenditure	102.9	140.8
New Afton
SEGMENTED ASSETS AND LIABILITIES
Assets	901.7	749.7
Liabilities	624.8	551.5
Capital expenditure	144.3	134.1
Other
SEGMENTED ASSETS AND LIABILITIES
Assets	498.0	410.2
Liabilities	524.6	534.5
Capital expenditure	$ 0.1	$ 9.3